UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           ----------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           ----------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   4/23/2003
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           64
                                         -----------
Form 13F Information Table Value Total:  $86,162,938
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO CL A    COM              002896207   108108    3600          SOLE             SOLE      0    0
AFFYMETRIX INC COM             COM              00826T108   189800    7300          SOLE             SOLE      0    0
AMAZON COM INC COM             COM              023135106  3170454  121800          SOLE             SOLE      0    0
AMGEN INC                      COM              031162100  2158125   37500          SOLE             SOLE      0    0
ANADARKO PETE CORP COM         COM              032511107  1073800   23600          SOLE             SOLE      0    0
APACHE CORP COM                COM              037411105  1080450   17500          SOLE             SOLE      0    0
APOLLO GROUP INC CL A          COM              037604105  4161660   83400          SOLE             SOLE      0    0
APOLLO GROUP INC COM UNV       COM              037604204   187660    4400          SOLE             SOLE      0    0
PHOENX
BARR LABS INC COM              COM              068306109  2114700   37100          SOLE             SOLE      0    0
BEST BUY INC COM               COM              086516101    48546    1800          SOLE             SOLE      0    0
BOSTON SCIENTIFIC CORP COM     COM              101137107    44836    1100          SOLE             SOLE      0    0
BUNGE LIMITED COM              COM              G16962105    60384    2400          SOLE             SOLE      0    0
BURLINGTON RES INC COM         COM              122014103  2748096   57600          SOLE             SOLE      0    0
CAPITOL FED FINL COM           COM              14057C106   110963    3700          SOLE             SOLE      0    0
CITRIX SYS                     COM              177376100   213192   16200          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104  1579196   41200          SOLE             SOLE      0    0
CORINTHIAN COLLEGES            COM              218868107  2247550   56900          SOLE             SOLE      0    0
CORNING INC COM                COM              219350105   107456   18400          SOLE             SOLE      0    0
COUNTRYWIDE FINANCIAL COM      COM              222372104  3363750   58500          SOLE             SOLE      0    0
DEAN FOODS CO NEW COM          COM              242370104    94402    2200          SOLE             SOLE      0    0
DELL COMPUTER CORP COM         COM              247025109    68275    2500          SOLE             SOLE      0    0
DEVON ENERGY CORP NEW COM      COM              25179M103  1070484   22200          SOLE             SOLE      0    0
E M C CORP MASS COM            COM              268648102    21690    3000          SOLE             SOLE      0    0
EBAY                           COM              278642103  6492091   76100          SOLE             SOLE      0    0
ECHOSTAR COMMUNICATIONS        COM              278762109  2059144   71300          SOLE             SOLE      0    0
ECOLAB INC COM                 COM              278865100   108526    2200          SOLE             SOLE      0    0
ENCANA CORP COM                COM              292505104  2271672   70200          SOLE             SOLE      0    0
ENERPLUS RES FD UNIT TR G NEW  COM              29274D604   159028    8300          SOLE             SOLE      0    0
ENTERGY CORP NEW COM           COM              29364G103  1738215   36100          SOLE             SOLE      0    0
EON LABS INC COM               COM              29412E100   128160    4800          SOLE             SOLE      0    0
EXPEDITORS INTL WASH COM       COM              302130109   636315   17700          SOLE             SOLE      0    0
FIDELITY NATL FINL INC COM     COM              316326107   266370    7800          SOLE             SOLE      0    0
FIRST AMERN CORP CALIF COM     COM              318522307  1166320   47800          SOLE             SOLE      0    0
FTI CONSULTING INC COM         COM              302941109  1613078   34900          SOLE             SOLE      0    0
GARMIN LTD                     COM              G37260109    68020    1900          SOLE             SOLE      0    0
GENZYME CORP COM GENL DIV      COM              372917104   138510    3800          SOLE             SOLE      0    0
GETTY IMAGES INC COM           COM              374276103    98856    3600          SOLE             SOLE      0    0
GLAMIS GOLD LTD COM            COM              376775102   100298    9700          SOLE             SOLE      0    0
GOLDEN WEST FINL DEL COM       COM              381317106  2006847   27900          SOLE             SOLE      0    0
GTECH HLDGS CORP COM           COM              400518106   627072   19200          SOLE             SOLE      0    0
HUDSON CITY BANCORP COM        COM              443683107   172040    8500          SOLE             SOLE      0    0
IDEXX LABS INC COM             COM              45168D104    97916    2800          SOLE             SOLE      0    0
KINDER MORGAN                  COM              49455P101    99000    2200          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  1528450  436700          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  3448900  985400          SOLE             SOLE      0    0
(Restricted)
MYLAN LABS INC COM             COM              628530107  4246375  147700          SOLE             SOLE      0    0
NASDAQ 100 Trust               COM              631100104 15001025  594100          SOLE             SOLE      0    0
NEXTEL COMMUNICATIONS CL A     COM              65332V103   167375   12500          SOLE             SOLE      0    0
NORTHERN BORDER PARTNR UNIT    COM              664785102    99398    2600          SOLE             SOLE      0    0
LTD PARTN
OPEN JT STK CO-VIMPEL          COM              68370R109    96600    2800          SOLE             SOLE      0    0
SPONSORED ADR
PHARMACEUTICAL RES COM         COM              717125108   331344    7800          SOLE             SOLE      0    0
PHILADELPHIA SUBN CORP COM PAR COM              718009608    98775    4500          SOLE             SOLE      0    0
$0.50
POGO PRODUCING CO COM          COM              730448107   226689    5700          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103   151200    4200          SOLE             SOLE      0    0
REEBOK                         COM              758110100   157680    4800          SOLE             SOLE      0    0
SILICON LABORATORIES COM       COM              826919102   104600    4000          SOLE             SOLE      0    0
SOUTHTRUST CORP COM            COM              844730101    91908    3600          SOLE             SOLE      0    0
TEVA PHARMACEUTICLES           COM              881624209  2594795   62300          SOLE             SOLE      0    0
UNITED PARCEL SERVICE CL B     COM              911312106    85500    1500          SOLE             SOLE      0    0
VARIAN MEDICAL SUPPLIES        COM              92220P105  1213425   22500          SOLE             SOLE      0    0
WHOLE FOODS MKT INC COM        COM              966837106   161356    2900          SOLE             SOLE      0    0
XTO ENERGY CORP COM            COM              98385X106  1580796   83200          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  7052272  293600          SOLE             SOLE      0    0
ZIMMER HLDGS INC COM           COM              98956P102  1653420   34000          SOLE             SOLE      0    0
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